Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 7,973,158	$ 3,598,828
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 3,725,158	3,598,828
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 4,248,000	$ 0
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months